Cover	Sep. 23, 2026
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	NeoVolta, Inc.
Entity Central Index Key	0001748137
Entity Tax Identification Number	82-5299263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12195 Dearborn Place
Entity Address, City or Town	Poway
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92064
City Area Code	(800)
Local Phone Number	364-5464
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Sep. 23, 2026